Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Future Minimum Operating Lease Payments

The Company’s future minimum operating lease payments required to be made after December 31, 2024, relating to the bareboat chartered-in vessels M/T Eco Beverly Hills and M/T Eco Bel Air are as follows:

Year ending December 31,	Bareboat charter lease payments
2025	6,777
Total	6,777
Less imputed interest	(420)
Total Lease Liability	6,357
Presented as follows:
Short-term lease liability	6,357

Future Minimum Time-Charter Receipts

Future minimum time-charter receipts of the Company’s vessels in operation as of December 31, 2024, based on commitments relating to non-cancellable time charter contracts as of December 31, 2024, are as follows :

Year ending December 31,	Time Charter receipts
2025	85,085
2026	60,716
2027	36,816
2028	8,967
2029 and thereafter	72,206
Total	263,790